Allowance for credit losses - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) category	Dec. 31, 2021 USD ($) category
Allowance For Credit Loss [Line Items]
Write-offs charged against the allowance	$ (89,378)	$ (44,670)
Number of categories of financing receivables | category	3	3
COVID-19 Pandemic & GECAS Transaction
Allowance For Credit Loss [Line Items]
Increase in allowance for credit loss		$ 83,700
Ukraine Conflict
Allowance For Credit Loss [Line Items]
Increase in allowance for credit loss	$ 109,700